Schedule of Notes Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Notes payable, gross	$ 2,950,442
Repayment	(427,500)	$ (40,000)
Less: unamortized discount	(2,479,023)
Total	471,419
Short term convertible notes, net of discount of $2,479,023	396,419
Long-term convertible notes, net of discount		$ 5,018
Short-term non-convertible notes – continuing operations	75,000
Short-term non-convertible notes – discontinued operations	4,000
Long-term non-convertible notes	0
Note Payable Seventeen [Member]
Short-term Debt [Line Items]
Repayment	(50,000)
Note Payable One [Member]
Short-term Debt [Line Items]
Notes payable, gross	40,000
Note payable Two [Member]
Short-term Debt [Line Items]
Notes payable, gross	50,000
Note payable Three [Member]
Short-term Debt [Line Items]
Notes payable, gross
Notes payable, before conversion	53,000
Repayment	(53,000)
Note payable Four [Member]
Short-term Debt [Line Items]
Notes payable, gross
Notes payable, before conversion	105,000
Repayment	(105,000)
Note payable Five [Member]
Short-term Debt [Line Items]
Notes payable, gross
Notes payable, before conversion	53,000
Repayment	(53,000)
Note payable Six [Member]
Short-term Debt [Line Items]
Notes payable, gross	4,000
Note payable Seven [Member]
Short-term Debt [Line Items]
Notes payable, gross	5,000
Note payable Eight [Member]
Short-term Debt [Line Items]
Notes payable, gross
Notes payable, before conversion	56,750
Repayment	(56,750)
Note payable Nine [Member]
Short-term Debt [Line Items]
Notes payable, gross
Notes payable, before conversion	138,000
Repayment	(138,000)
Note payable Ten [Member]
Short-term Debt [Line Items]
Notes payable, gross
Notes payable, before conversion	83,500
Repayment	(83,500)
Notes Payable Eleven [Member]
Short-term Debt [Line Items]
Notes payable, gross
Notes payable, before conversion	425,000
Less: Conversion	(425,000)
Note payable Twelve [Member]
Short-term Debt [Line Items]
Notes payable, gross
Notes payable, before conversion	425,000
Less: Conversion	(425,000)
Note payable Thirteen [Member]
Short-term Debt [Line Items]
Notes payable, gross	300,000
Note payable Fourteen [Member]
Short-term Debt [Line Items]
Notes payable, gross	250,000
Notes payable, before conversion	300,000
Less: Conversion	(50,000)
Note payable Fifteen [Member]
Short-term Debt [Line Items]
Notes payable, gross	147,290
Notes payable, before conversion	265,958
Less: Conversion	(118,668)
Note Payable Sixteen [Member]
Short-term Debt [Line Items]
Notes payable, gross	138,152
Notes payable, before conversion	271,958
Less: Conversion	(133,806)
Note Payable Seventeen [Member]
Short-term Debt [Line Items]
Notes payable, gross
Notes payable, before conversion	50,000
Note Payable Eighteen [Member]
Short-term Debt [Line Items]
Notes payable, gross	750,000
Note Payable Nineteen [Member]
Short-term Debt [Line Items]
Notes payable, gross	500,000
Notes Payable Twenty [Member]
Short-term Debt [Line Items]
Notes payable, gross	250,000
Notes Payable Twenty One [Member]
Short-term Debt [Line Items]
Notes payable, gross	500,000
Note Payable Twenty Two [Member]
Short-term Debt [Line Items]
Notes payable, gross	$ 20,000